Non-Controlling Interest - Additional Information (Detail) - Subsidiaries with material non-controlling interests [member] - Agnity Global Inc [Member]		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Subsidiaries with Material Non controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	100.00%	100.00%	100.00%
Percentage change in non controlling interest percentage		0.00%	0.00%	0.00%